Segment and Geographical Data	12 Months Ended
Sep. 26, 2014
Segment Reporting [Abstract]
Segment and Geographical Data

20.	Segment and Geographical Data
During the first quarter of fiscal 2015, the integration of Questcor was substantially completed. With this, and given the increased significance of the Specialty Brands business to the Company's results and the expected long-term growth of this business as compared to the Specialty Generics business, the Company has changed its reportable segments. The Company now presents the Specialty Brands and Specialty Generics businesses as reportable segments, along with the continued presentation of Global Medical Imaging as a reportable segment. The Company historically presented the Specialty Brands and Specialty Generics businesses within the Specialty Pharmaceuticals segment. Prior year amounts have been recast to conform to current presentation. The three reportable segments are further described below:

•	Specialty Brands produces and markets branded pharmaceuticals and biopharmaceuticals;

•	Specialty Generics produces specialty generic pharmaceuticals and API consisting of biologics, medicinal opioids, synthetic controlled substances, acetaminophen and other active ingredients; and

•	Global Medical Imaging manufactures and markets CMDS and radiopharmaceuticals (nuclear medicine).

Management measures and evaluates the Company's operating segments based on segment net sales and operating income. Management excludes corporate expenses from segment operating income. In addition, certain amounts that management considers to be non-recurring or non-operational are excluded from segment operating income because management evaluates the operating results of the segments excluding such items. These items include revenues and expenses associated with sales of products to Covidien, intangible asset amortization, net restructuring and related charges, non-restructuring impairments and separation costs. Although these amounts are excluded from segment operating income, as applicable, they are included in reported consolidated and combined operating income and in the following reconciliations.
Management manages assets on a total company basis, not by operating segment.  The chief operating decision maker does not regularly review any asset information by operating segment and, accordingly, the Company does not report asset information by operating segment.  Total assets were approximately $12.9 billion and $3.6 billion at September 26, 2014 and September 27, 2013, respectively.
Selected information by business segment is as follows:

	Fiscal Year
	2014	2013	2012
Net sales:
Specialty Brands	$413.5	$206.4	$156.4
Specialty Generics	1,199.4	1,011.2	848.8
Global Medical Imaging	881.5	935.7	996.8
Net sales of operating segments (1)	2,494.4	2,153.3	2,002.0
Other (2)	46.0	51.2	54.2
Net sales	$2,540.4	$2,204.5	$2,056.2
Operating income:
Specialty Brands	$(50.6)	$(36.2)	$(75.0)
Specialty Generics	617.4	347.9	237.8
Global Medical Imaging	47.1	112.3	214.3
Segment operating income	613.9	424.0	377.1
Unallocated amounts:
Corporate and allocated expenses (3)	(241.4)	(133.8)	(69.9)
Intangible asset amortization	(162.3)	(35.4)	(27.3)
Restructuring and related charges, net (4)	(129.1)	(35.8)	(19.2)
Non-restructuring impairments	(355.6)	—	—
Separation costs	(9.6)	(74.2)	(25.5)
Operating (loss) income	$(284.1)	$144.8	$235.2

Depreciation and amortization (5):
Specialty Brands	$152.9	$24.9	$16.7
Specialty Generics	77.8	72.7	72.0
Global Medical Imaging	45.2	42.0	42.2
Depreciation and amortization	$275.9	$139.6	$130.9

(1)	Amounts represent sales to external customers. There were no intersegment sales.

(2)	Represents products that were sold to Covidien, which is discussed in Note 16.

(3)	Includes administration expenses and certain compensation, environmental and other costs not charged to the Company's operating segments.

(4)	Includes restructuring-related accelerated depreciation of $0.5 million, $2.6 million and $8.0 million for fiscal 2014, 2013 and 2012, respectively.

(5)	Depreciation for certain shared facilities is allocated based on occupancy percentage.

Net sales by product family within the Company's segments are as follows:

	Fiscal Year
	2014	2013	2012
Exalgo	$76.1	$126.1	$91.9
Ofirmev	124.4	—	—
Acthar	122.9	—	—
Other	90.1	80.3	64.5
Specialty Brands	413.5	206.4	156.4

Methylphenidate ER	209.6	148.3	—
Oxycodone (API) and oxycodone-containing tablets	155.2	139.0	144.1
Hydrocodone (API) and hydrocodone-containing tablets	99.4	140.0	130.5
Other controlled substances	584.5	443.3	439.5
Other	150.7	140.6	134.7
Specialty Generics	1,199.4	1,011.2	848.8

Optiray	284.0	318.5	352.2
Other	165.8	179.6	189.8
Contrast Media and Delivery Systems	449.8	498.1	542.0
Nuclear Imaging	431.7	437.6	454.8
Global Medical Imaging	881.5	935.7	996.8

Other (1)	46.0	51.2	54.2
Net sales	$2,540.4	$2,204.5	$2,056.2

(1)	Represents products that were sold to Covidien, which is discussed in Note 16.

Selected information by geographic area is as follows:

	Fiscal Year
	2014	2013	2012
Net sales (1):
U.S.	$1,899.8	$1,518.7	$1,350.2
Europe, Middle East and Africa	394.0	404.3	411.0
Other	246.6	281.5	295.0
	$2,540.4	$2,204.5	$2,056.2
Long-lived assets (2):
U.S.	$854.2	$893.3	$847.7
Europe, Middle East and Africa (3)	61.9	81.0	72.2
Other	57.4	51.8	52.1
	$973.5	$1,026.1	$972.0

(1)	Net sales are attributed to regions based on the location of the entity that records the transaction, none of which relate to the country of Ireland.

(2)	Long-lived assets are primarily composed of property, plant and equipment.

(3)	Includes long-lived assets located in Ireland of $26.9 million, $48.7 million and $45.5 million at the end of fiscal 2014, 2013 and 2012, respectively.